Cash and Cash Equivalents	12 Months Ended
Jun. 30, 2024
Basis of Preparation [Abstract]
Cash and cash equivalents	Note 15. Cash and cash equivalents
	Consolidated
	30 June 2024	30 June 2023
	$	$

Current assets
Cash on hand	-	4,708
Cash at bank	24,522	394,516
	24,522	399,224